Segment Reporting (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Ras Laffan Liquefied Natural Gas Company Ltd. [Member]
Revenues and percentage of consolidated voyage revenues from customers
Voyage revenues from major customers	$ 68.8	$ 68.7	$ 68.7
Percentage of Voyage revenues from major customers	18.00%	18.00%	20.00%
Repsol YPF, S.A. [Member]
Revenues and percentage of consolidated voyage revenues from customers
Voyage revenues from major customers	53.9	51.9	51.5
Percentage of Voyage revenues from major customers	14.00%	14.00%	15.00%
Compania Espanola de Petroleos [Member]
Revenues and percentage of consolidated voyage revenues from customers
Voyage revenues from major customers	44.4	44.0	44.5
Percentage of Voyage revenues from major customers	12.00%	12.00%	13.00%
The Tangguh Production Sharing Contractors [Member]
Revenues and percentage of consolidated voyage revenues from customers
Voyage revenues from major customers	43.7	44.0
Percentage of Voyage revenues from major customers	12.00%	11.00%
Percentage of Voyage revenues from major customers			less than 10%
Teekay Corporation [Member]
Revenues and percentage of consolidated voyage revenues from customers
Voyage revenues from major customers		$ 36.5	$ 38.9
Percentage of Voyage revenues from major customers		10.00%	11.00%
Percentage of Voyage revenues from major customers	less than 10%